SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
Summary of assumptions used for estimating fair value of share-based awards, granted

Year ended December 31
	2024	2023	2022
Weighted average expected term (years)	5.44-5.86	5.67-10.01	5.59-7.23
Interest rate	4.06%-4.23%	4.18%-4.57%	1.89%-4.25%
Volatility	52%-53%	42%-47%	51%-54%
Dividend yield	—	—	—

Summary of share-based compensation expense was recorded in the statement of profit or loss and other comprehensive income (loss)

	Year ended December 31,
	2024	2023	2022
Cost of revenue	$378	$692	$290
Research and development	855	1,337	349
Selling and marketing	907	1,336	524
General and administrative	1,485	2,061	743
	$3,625	$5,426	$1,906

Summary of changes in outstanding share options

	Year ended December 31,
	2024		2023		2022
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of options	exercise price	of options	exercise price	of options	exercise price
		$		$		$
Options at beginning of year	4,908,983	3.25	5,286,884	3.21	3,854,974	1.61
Granted	221,220	0.01	401,331	2.8	2,092,904	5.76
Exercised	(617,516)	1.15	(299,471)	0.78	(275,055)	0.77
Forfeited	(315,445)	3.69	(479,761)	3.98	(385,939)	2.82
Options outstanding at end of year	4,197,242	3.35	4,908,983	3.25	5,286,884	3.21
Options exercisable at end of year	3,150,793	3.13	3,135,910	2.45	2,457,312	1.34

Summary of changes in outstanding RSU

	Year ended December 31,
	2024		2023
		Weighted-		Weighted-
	Number	average fair	Number	average fair
	of Units	value	of Units	value
		$		$
Units at beginning of the period	919,750	2.76	—	—
Granted	2,339,591	1.90	932,800	2.76
Vested	(460,259)	2.65	—	—
Cancelled	(277,722)	2.48	(13,050)	2.80
Units outstanding at end of year	2,521,360	2.01	919,750	2.76